Qualitative and quantitative information on financial risks - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
At fair value
Disclosure of financial assets that are either past due or impaired [line items]
Positive fair value held for hedging	€ 22,454	€ 1,786
Foreign currency risk
Disclosure of financial assets that are either past due or impaired [line items]
Potential effects of a shock change on the main currencies, as a percent	5.00%
Interest rate risk
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of increase in short-term interest rates on such floating rate non-current financial liabilities	20.00%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 2,273	332
Percentage of decrease in short-term interest rates on such floating rate non-current financial liabilities	20.00%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 1,670	69
Interest rate risk | Interest rate swaps | At fair value
Disclosure of financial assets that are either past due or impaired [line items]
Positive fair value held for hedging	9,379	0
Interest rate risk | Interest rate swaps | Financial Instruments Held For Hedging
Disclosure of financial assets that are either past due or impaired [line items]
Notional amount	€ 320,000	323,816
Bottom of range | Foreign currency risk
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of hedges arrange to forecast sales in foreign currencies	50.00%
Bottom of range | Interest rate risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities, at fair value		€ 2,412
Top of range | Foreign currency risk
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of hedges arrange to forecast sales in foreign currencies	60.00%